Intangible assets, net (Details) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	$ 2,618,027	$ 2,892,874
Accumulated amortization	1,266,657	970,372
Impairment loss	1,351,370	0
Net carrying value	0	1,922,502
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	12,383	13,684
Accumulated amortization	12,383	10,642
Impairment loss	0	0
Net carrying value	0	3,042
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	2,605,644	2,879,190
Accumulated amortization	1,254,274	959,730
Impairment loss	1,351,370	0
Net carrying value	$ 0	$ 1,919,460